UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23617

Engine No. 1 ETF Trust

On behalf of the following series:

Engine No. 1 Transform 500 ETF (Ticker: VOTE)

Engine No. 1 Transform Climate ETF (Ticker: NETZ)

(Exact name of registrant as specified in charter)

710 Sansome Street, San Francisco, CA 94111

(Address of principal executive offices) (Zip Code)

Jennifer Grancio Fund Management at Engine No. 1 LLC 710 Sansome Street San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (628) 251-1222

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)      The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ENGINE NO.1 | TRANSFORM ETFs

Engine No. 1 ETF Trust Annual Report

October 31, 2022

Fund Management at Engine No. 1 LLC | 710 Sansome Street San Francisco, CA 94111 |
etf@engine1.com | etf.engine1.com

This report should be read in conjunction with the Engine No. 1 ETF Trust’s (the “Trust”) prospectus.

The views expressed in the Shareholder Letter are those of Fund Management at Engine No. 1 LLC (“Engine No. 1” or the “Adviser”) as of October 31, 2022. Management’s Discussion of Fund Performance presents information about the Engine No. 1 ETFs’ holdings that is believed to be accurate, and the views of the Funds’ portfolio managers, as of October 31, 2022. The Shareholder Letter and Management’s Discussion of Fund Performance may not necessarily reflect the views or holdings on the date this Annual Report is first published or anytime thereafter. The information in the Shareholder Letter and Management’s Discussion of Fund Performance may change, and the Funds disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that Engine No. 1 believes to be reliable; however, Engine No. 1 does not guarantee the accuracy or completeness of any information obtained from any third party.

Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit etf.engine1.com for the most current list of portfolio holdings for the Engine No. 1 ETFs.

The Engine No. 1 Transform 500 ETF seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM (the “Underlying Index”), which measures the performance of the 500 largest U.S. stocks by market capitalization, as determined by Morningstar, Inc. The Underlying Index consists of securities from a broad range of industries. As of October 31, 2022, the Underlying Index is represented by securities of companies in sectors including Consumer Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate and Utilities. The components of the Underlying Index are likely to change over time and the Underlying Index and the Fund are rebalanced on a quarterly basis. To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

The Engine No. 1 Transform Climate ETF is an actively-managed exchange-traded fund whose investment objective is long-term growth of capital. The Fund seeks to invest in companies that are creating value by transforming themselves and others to meet the growing demands of climate change. Target companies are primarily those that the Adviser believes are transitioning towards more sustainable business practices, products, or services, as well as companies that are providing enabling technologies to help others transition. Target companies are generally chosen from companies included in the Morningstar® US Market Extended TR USD IndexSM, which measures the performance of US securities and targets 99.5% market capitalization coverage of the investable universe. It is a diversified broad market index, and does not incorporate sustainability criteria.

Shareholder Letter (Unaudited)

Dear Shareholder,

Our approach to the ETF business is simple: to drive long-term performance, we believe that you have to own companies and invest in the epic industry transitions that we see unfolding. That is why we launched VOTE as a better large-cap index fund, and NETZ as an active thematic fund focused on owning the companies best positioned to drive value during the climate transition.

We’ve made great progress with our ETFs since we launched in 2021. In terms of impact, we have spoken clearly with the proxy votes we’ve cast and have been completely transparent in that voting. We have also received great industry recognition this past year with two awards from With Intelligence - Newcomer ETF Firm of the Year and Thematic ETF of the Year (for NETZ).1 We’re off to a good start and we’re grateful to have you along with us on our journey.

Three Megatrends

In our view, there are three powerful and converging secular trends that will drive the prospects of companies going forward: the decarbonization of everything, the re-localization of supply chains, and moving towards true living wages for the average worker. The energy, food, and transportation industries are the critical building blocks of the global economy and the transition in those industries alone present exciting investment opportunities. All three, and the supply chain structure that supports them, are systems in various stages of transition to more sustainable models.

We believe the efficient, safe, reliable, cost-effective, and secure transitioning of these foundational global systems presents an opportunity to unlock tremendous value. The common challenge is that a hard switch from any of the old legacy systems to new more sustainable ones would bring the global economy to a halt. Successful transitioning requires running parallel systems for a period of time. While no one can be certain how long the transitions will take, we try to minimize that uncertainty by better understanding how the systems work, how new technologies will impact them, and what each company’s role is within their systems.

Our Approach

We take a deep, cross-sector, active approach that seeks to know the entire system in all its complexity, rather than one or two companies within it. This allows us to see the connections to generate alpha. Investors focused just on a single industry or relying on passive building blocks can’t possibly see the whole picture.

Furthermore, we believe in investment and engagement, not divestment. Research has shown that divesting of large public companies does little to reduce the negative impacts of their operations or improve shareholder value. Long-term problems simply can’t be solved by investors running away from the companies or boards focused on the short-term. Rather, we engage directly with companies to improve their performance and create long-term value.

The experience of our management team highlights our ability to see around the corner for the next big investment opportunity.

1	The newcomer ETF Provider award is given to the most successful new ETF issuer as determined by a combination of several elements, including flows, performance, and innovation. All ETF issuers who launched their first US ETF on or after Jan.1, 2021 are eligible for entry. The thematic ETF award is given to the most successful ETF developed around a specific idea, trend or investment theme. Success is determined by a combination of several factors, including flows, performance, and innovation. ETFs launched before Jan. 1, 2021 are eligible for entry.

With Intelligence Limited (“With Intelligence”) is a global business information organization, focused on the asset management industry. The With Intelligence Mutual Fund and ETF Awards 2022 recognize and reward certain fund performers for their performance over the past 12 months. The judging process is based on the views of a panel of allocators, ETF strategists, independent directors, and consultants. This award is not indicative of Engine No. 1’s investment performance, or any future investment performance or sustainability accomplishments. The award may not be representative of any client’s individual experience. With Intelligence is a third-party and is not an affiliate of Engine No. 1. We did not solicit or pay for this award. With Intelligence’s name and logo is being used by Engine No. 1 under a license.

Click here for the complete list of winners.

Shareholder Letter (continued) (Unaudited)

What’s Ahead

Another large system changing in a dynamic way is the supply chain and associated manufacturing, innovation, and transportation sector. Over the last three decades, American companies have been focused on financial efficiency above all else. A consequence of this single-minded focus is a reliance on offshoring jobs which lengthens fragile supply chains and makes companies vulnerable to disruption in many ways, hurting their profits and reducing their competitiveness. Going forward, we believe that companies focused on their supply chain will be more resilient to disruption, have more flexible pricing power, and greater product quality.

Today, U.S. companies are on record pace to reverse past offshoring and localize nearly 350,000 jobs this year2, intensifying a trend that has been ongoing for a while. Re-localization and bringing manufacturing, transportation, and warehousing jobs to the U.S. creates a 5.1x3 employment multiplier, meaning that the 350,000 localized jobs in 2022 alone could end up supporting nearly another 1.8MM.

Come Along With Us

We give you two ways to participate in the opportunities we see. Our Engine No. 1 Transform 500 ETF (ticker: VOTE) offers investors broad market exposure to the 500 largest US public companies at a low cost, with the opportunity for active ownership.

Our Engine No. 1 Transform Climate ETF (NETZ) invests in companies that will drive and benefit from the energy transition. These include companies across multiple industries that have a clear strategy to create value on their path to net-zero carbon emissions. We select companies that we perceive are on the right path to generate stronger performance and value over time.

On the following pages, you will find information related to your VOTE or NETZ investment. If you have any questions, please contact your financial advisor or Engine No. 1 directly.

Thank you for joining us.

Jennifer Grancio

Chief Executive Officer

Engine No. 1

Important Information

©2023 Fund Management at Engine No. 1 LLC. All rights reserved.

Engine No. 1 LLC and Fund Management at Engine No. 1 LLC are separately registered as investment advisers with the U.S. Securities and Exchange Commission (the “SEC”). Registration with the SEC or with any state securities authority does not imply a certain level of skill or training. Under no circumstances should any information in this document be used or considered as an offer to sell, or a solicitation of any offer to buy, an interest in any investment fund managed or advised by Engine No. 1 LLC, Fund Management at Engine No. 1 LLC, or their affiliates. Any such offer or solicitation will be made only by means of the offering materials relating to a particular fund. No information in this document should be construed or relied upon as investment, legal, accounting, tax or other professional advice or in connection with any offer or sale of securities.

The Engine No. 1 Transform 500 ETF (VOTE) is not actively managed, and Fund Management at Engine No. 1 LLC generally does not attempt to take defensive positions under any market conditions, including declining markets. This Fund may be subject to tracking error, which is defined as the divergence of the Fund’s performance from that of the underlying index. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. At any given time, the Fund can have exposure to derivative instruments. A strategy or emphasis on sustainability may limit the investment opportunities available to a portfolio. Therefore, the portfolio may underperform or perform differently than other portfolios that do not have a sustainability focus. Please see the prospectus for a full list of Fund risks.

2	U.S. Companies on Pace to Bring Home Record Number of Overseas Jobs. WSJ;
3	Updated employment multipliers for the U.S. economy. EPG;

Shareholder Letter (concluded) (Unaudited)

The Transform Climate ETF (NETZ) is actively managed and may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. Shares are subject to the risks of an investment in a portfolio of equity securities in an industry or group of industries in which each Fund invests. Investments in emerging market countries may be subject to greater risks than investments in developed countries. The Funds may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Please see the schedule of investments for a complete list of fund holdings.

The price and value of the investments referred to in this document and the income from such investments may fluctuate, and investors may realize losses on these investments, including a loss of principal. Investing involves risk, including the possible loss of principal. Past performance is not indicative or a guarantee of future performance. Certain information contained in this document has been obtained from third party sources and, although believed to be reliable, has not been independently verified and its accuracy or completeness cannot be guaranteed.

This document may contain forward-looking statements, which reflect Engine No. 1’s current views with respect to, among other things, Engine No. 1’s operations and performance. You can identify these forward-looking statements by the use of words such as “anticipate” “approximately,” “believe,” “continue,” “estimate,” “expect,” “intend,” “may,” “outlook,” “plan,” “potential,” “predict,” “seek,” “should,” or “will,” or the negative version of these words or other comparable words. Forward-looking statements are subject to various risks and uncertainties. Accordingly, there are or will be important factors that could cause actual outcomes or results to differ materially from those indicated in these statements. Engine No. 1 undertakes no obligation to publicly update or review any forward-looking statement, whether as a result of new information, future developments or otherwise.

Distributed by Foreside Financial Services, LLC.

Management’s Discussion of Fund Performance (Unaudited)

Investment Results: Engine No. 1 Transform 500 ETF (VOTE)

The Fund seeks to track the performance (before fees and expenses) of the Morningstar® US Large Cap Select IndexSM (the “Benchmark”). The Benchmark is designed to provide exposure to the 500 largest U.S. stocks by market capitalization and weighted by float-adjusted market capitalization.

From November 1, 2021 through October 31, 2022 (the “Reporting Period”), the Fund’s market value return was -16.72% and its net asset value (“NAV”) return was -16.72%. The Benchmark returned -16.68% during the same Reporting Period. The Fund’s market value per share as of the market close of the last trading day of the Reporting Period was $44.78.

The Fund posted positive performance in four of the twelve months during the Reporting Period, with returns ranging from -9.26% to 9.28%.

The best performing months for the Fund were July and October, finishing up 9.28% and 7.91%, respectively. The worst performing months for the Fund were September and April, finishing down -9.26% and -9.13%, respectively.

Three of the ten sectors in the Fund delivered positive returns during the Reporting Period. Energy, Consumer Staples and Utilities were among the strongest performing sectors. The Communication Services, Consumer Cyclicals, Technology, Real Estate and Financials sectors were among the weakest performing sectors and underperformed the market during the Reporting Period.

Average Annual Total Returns as of 10/31/22

		Since
	1 Year	Inception*
Engine No. 1 Transform 500 ETF (VOTE)
Net Asset Value	-16.72%	-6.95%
Market Value	-16.72%	-6.97%
Morningstar® US Large Cap Select IndexSM	-16.68%	-6.90%

The Fund’s Average Annual Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Growth of an Assumed $10,000 Investment Since Inception* Through 10/31/22 (At Net Asset Value)

*	VOTE’s inception date is 6/22/21.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit etf.engine1.com.

As stated in the current prospectus, the expense ratio is 0.05%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

Management’s Discussion of Fund Performance (continued) (Unaudited)

Investment Results: Engine No. 1 Transform 500 ETF (VOTE) (continued)

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the Cboe BZX Exchange, Inc. Market value performance does not represent the returns you would receive if you traded shares at other times. Market value and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.

The returns in the graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal.

Key risks: The Fund is not actively managed, and the investment adviser, Fund Management at Engine No. 1 LLC, generally does not attempt to take defensive positions under any market conditions, including declining markets. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the underlying index. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions. The Fund can have exposure to derivative instruments. Please see the prospectus for a full list of Fund risks.

When the Fund engages in activism, such activities may not be successful; or, even if successful, the Fund’s investment may lose value. Additionally, engaging in activism may cause the Fund to incur additional expenses that a similar index fund may not experience. In addition, while Engine No. 1 may seek an active ownership approach, applicable regulatory restrictions may limit the nature and the extent of engagement in certain circumstances. Nonetheless, Engine No. 1 intends to seek opportunities where possible to employ its active ownership beliefs while being mindful of such regulatory limits. Diversification does not ensure a profit or protect against a loss in a declining market.

Distributed by Foreside Financial Services, LLC.

Management’s Discussion of Fund Performance (continued) (Unaudited)

Investment Results: Engine No. 1 Transform Climate ETF (NETZ)

The Fund seeks to invest in companies that are creating value by transforming themselves and others to meet the growing demands of climate change. Target companies are primarily those that the Adviser believes are transitioning towards more sustainable business practices, products, or services, as well as companies that are providing enabling technologies to help others transition. Target companies are generally chosen from companies included in the Morningstar® US Market Extended TR USD IndexSM (the “Benchmark”), which measures the performance of US securities and targets 99.5% market capitalization coverage of the investable universe. It is a diversified broad market index, and does not incorporate sustainability criteria.

From February 2, 2022, the Fund’s inception date, through October 31, 2022 (the “Reporting Period”), the Fund’s market value return was 1.13% and its net asset value (“NAV”) return was 1.08%. The Benchmark returned -14.26% during the same Reporting Period. The Fund’s market value per share as of the market close of the last trading day of the Reporting Period was $50.18.

The Fund posted positive performance in five of the eight full months it was in existence during the Reporting Period, with returns ranging from -13.03% to 15.01%.

The best performing months for the Fund were July and October, finishing up 15.01% and 9.58%, respectively. The worst performing months for the Fund were June and April, finishing down -13.03% and -10.42%, respectively.

Five of the seven sectors represented in the Fund delivered positive returns during the Reporting Period. Basic Materials, Energy, Technology, Utilities and Consumer Staples were among the strongest performing sectors. Conversely, Consumer Cyclicals and Industrials were among the weakest performing sectors and underperformed the market during the Reporting Period.

Cumulative Total Returns as of 10/31/22

Since
Inception*
Engine No. 1 Transform Climate ETF (NETZ)
Net Asset Value	1.08%
Market Value	1.13%
Morningstar® US Market Extended TR USD IndexSM	-14.26%

The Fund’s Cumulative Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Growth of an Assumed $10,000 Investment Since Inception* Through 10/31/22 (At Net Asset Value)

*	NETZ’s inception date is 2/2/22.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit etf.engine1.com.

As stated in the current prospectus, the expense ratio is 0.75%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

Management’s Discussion of Fund Performance (concluded) (Unaudited)

Investment Results: Engine No. 1 Transform Climate ETF (NETZ) (continued)

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the New York Stock Exchange (“NYSE”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the Cboe BZX Exchange, Inc. Market value performance does not represent the returns you would receive if you traded shares at other times. Market value and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.

The returns in the graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Engine No. 1 may consider any sustainability factors as core to its investment process but its specific focus for the Fund will be on the environmental factors most relevant to long-term economic value. Engine No. 1 intends to incorporate sustainability insights and analysis to ultimately drive financial and operational performance however there is no guarantee that this strategy will be achieved, and such assessment is at Engine No. 1’s discretion. Engine No. 1 does not use ratings or rankings to exclude specific companies, but instead uses its own proprietary analysis to attempt to make better informed decisions. The Fund may forgo certain investment opportunities that do not meet Engine No. 1’s criteria.

The Fund is considered non-diversified and may be susceptible to an increased risk of loss due to adverse events that affect the Funds’ investments. The Fund may be concentrated in the securities of a single or smaller number of issuers, countries, regions, industries or sectors. Economic, political, legislative and regulatory developments or even pandemics may occur that significantly affect certain sectors. These may cause the Fund’s NAV to fluctuate more and have a greater impact on the Fund’s performance. Small and medium sized companies may be more volatile and less liquid than larger companies. Smaller-sized companies may have limited markets, product lines, or financial resources and lack management experience. Microcap companies may be newly formed and subject to more abrupt or erratic market movements which may cause the Fund’s net asset value to be more volatile.

Shareholder Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs for purchasing and selling shares (including brokerage commissions); and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2022 through October 31, 2022).

Actual Expenses

The first line under each Fund in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the tables for the Funds are useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
Engine No. 1 Transform 500 ETF
Actual	$1,000.00	$940.20	0.05%	$0.24
Hypothetical (5% return before expenses)	$1,000.00	$1,024.95	0.05%	$0.26

Engine No. 1 Transform Climate ETF(b)
Actual	$1,000.00	$1,046.00	0.75%	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (the number of days in the one-half year period, then divided by 365).
(b)	The annualized expense ratio does not reflect the indirect expenses of any exchange-traded fund in which it invests.

Sector Diversification (as a percentage of total investments) October 31, 2022 (Unaudited)

Engine No. 1 Transform 500 ETF (VOTE)	Engine No. 1 Transform Climate ETF (NETZ)

Industrials	44.8%
Energy	16.4
Consumer Discretionary	15.7
Materials	7.6
Information Technology	6.0
Consumer Staples	4.9
Exchange Traded Fund	4.6
	100.0

Schedule of Investments Engine No. 1 Transform 500 ETF

October 31, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

Aerospace & Defense - 1.7%
Boeing Co.*	6,012	$856,770
General Dynamics Corp.	2,420	604,516
HEICO Corp.	426	69,285
HEICO Corp., Class A	750	95,475
L3Harris Technologies, Inc.	2,056	506,742
Lockheed Martin Corp.	2,542	1,237,141
Northrop Grumman Corp.	1,570	861,946
Raytheon Technologies Corp.	15,902	1,507,827
TransDigm Group, Inc.	553	318,395
		6,058,097
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	1,758	172,020
FedEx Corp.	2,572	412,240
United Parcel Service, Inc., Class B	7,882	1,322,364
		1,906,624
Airlines - 0.2%
Delta Air Lines, Inc.*	6,914	234,592
Southwest Airlines Co.*	6,396	232,495
United Airlines Holdings, Inc.*	3,517	151,512
		618,599
Auto Components - 0.1%
Aptiv plc*	2,916	265,560

Automobiles - 2.2%
Ford Motor Co.	42,558	569,000
General Motors Co.	15,710	616,618
Lucid Group, Inc.*	6,288	89,856
Rivian Automotive, Inc., Class A*	5,865	205,099
Tesla, Inc.*	28,703	6,531,080
		8,011,653
Banks - 3.8%
Bank of America Corp.	75,327	2,714,785
Citigroup, Inc.	20,871	957,144
Citizens Financial Group, Inc.	5,338	218,324
Fifth Third Bancorp	7,391	263,785
First Republic Bank	1,971	236,717
Huntington Bancshares, Inc.	15,523	235,639
JPMorgan Chase & Co.	31,595	3,977,178
KeyCorp	10,034	179,308
M&T Bank Corp.	1,888	317,883
PNC Financial Services Group, Inc. (The)	4,417	714,803
Regions Financial Corp.	10,065	220,927
Signature Bank	675	107,008
Investments	Shares	Value
SVB Financial Group*	638	$147,352
Truist Financial Corp.	14,286	639,870
US Bancorp	14,562	618,157
Wells Fargo & Co.	40,870	1,879,611
		13,428,491
Beverages - 1.8%
Brown-Forman Corp., Class B	1,971	134,028
Coca-Cola Co.	41,938	2,509,989
Constellation Brands, Inc., Class A	1,718	424,483
Keurig Dr Pepper, Inc.	9,156	355,619
Monster Beverage Corp.*	4,142	388,188
PepsiCo, Inc.	14,874	2,700,822
		6,513,129
Biotechnology - 2.5%
AbbVie, Inc.	19,049	2,788,774
Alnylam Pharmaceuticals, Inc.*	1,297	268,816
Amgen, Inc.	5,761	1,557,486
Biogen, Inc.*	1,565	443,584
BioMarin Pharmaceutical, Inc.*	1,999	173,173
Gilead Sciences, Inc.	13,500	1,059,210
Horizon Therapeutics plc*	2,483	154,741
Incyte Corp.*	1,989	147,862
Moderna, Inc.*	3,623	544,646
Regeneron Pharmaceuticals, Inc.*	1,159	867,801
Seagen, Inc.*	1,468	186,671
Vertex Pharmaceuticals, Inc.*	2,766	862,992
		9,055,756
Building Products - 0.4%
Carrier Global Corp.	9,069	360,583
Johnson Controls International plc	7,427	429,579
Masco Corp.	2,424	112,158
Trane Technologies plc	2,500	399,075
		1,301,395
Capital Markets - 3.3%
Ameriprise Financial, Inc.	1,168	361,052
Bank of New York Mellon Corp. (The)	7,919	333,469
BlackRock, Inc., Class A	1,622	1,047,666
Blackstone, Inc.	7,564	689,383
Carlyle Group, Inc. (The)	2,341	66,203
Charles Schwab Corp. (The)	16,457	1,311,130
CME Group, Inc., Class A	3,872	671,018
Coinbase Global, Inc., Class A*	1,697	112,426
FactSet Research Systems, Inc.	408	173,600
Goldman Sachs Group, Inc. (The)	3,683	1,268,831
Intercontinental Exchange, Inc.	6,016	574,949
KKR & Co., Inc.	6,213	302,138
LPL Financial Holdings, Inc.	853	218,069

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2022

Investments	Shares	Value
MarketAxess Holdings, Inc.	405	$98,836
Moody’s Corp.	1,703	451,074
Morgan Stanley	14,426	1,185,384
MSCI, Inc., Class A	873	409,315
Nasdaq, Inc.	3,642	226,678
Northern Trust Corp.	2,243	189,197
Raymond James Financial, Inc.	2,093	247,267
S&P Global, Inc.	3,676	1,180,915
State Street Corp.	3,962	293,188
T Rowe Price Group, Inc.	2,426	257,544
		11,669,332
Chemicals - 1.8%
Air Products & Chemicals, Inc.	2,391	598,705
Albemarle Corp.	1,257	351,797
Celanese Corp., Class A	1,071	102,945
CF Industries Holdings, Inc.	2,147	228,140
Corteva, Inc.	7,738	505,601
Dow, Inc.	7,737	361,627
DuPont de Nemours, Inc.	5,389	308,251
Eastman Chemical Co.	1,322	101,543
Ecolab, Inc.	2,670	419,377
FMC Corp.	1,353	160,872
International Flavors & Fragrances, Inc.	2,749	268,330
Linde plc	5,365	1,595,282
LyondellBasell Industries NV, Class A	2,744	209,779
Mosaic Co.	3,716	199,735
PPG Industries, Inc.	2,531	288,990
Sherwin-Williams Co.	2,541	571,801
Westlake Corp.	375	36,244
		6,309,019
Commercial Services & Supplies - 0.5%
Cintas Corp.	927	396,339
Copart, Inc.*	2,298	264,316
Republic Services, Inc., Class A	2,216	293,886
Rollins, Inc.	2,490	104,779
Waste Management, Inc.	4,047	640,923
		1,700,243
Communications Equipment - 0.8%
Arista Networks, Inc.*	2,655	320,883
Cisco Systems, Inc. (Delaware)	44,618	2,026,996
Motorola Solutions, Inc.	1,792	447,480
		2,795,359
Construction & Engineering - 0.1%
Quanta Services, Inc.	1,547	219,736
Investments	Shares	Value
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	672	$225,779
Vulcan Materials Co.	1,434	234,745
		460,524
Consumer Finance - 0.6%
Ally Financial, Inc.	3,322	91,554
American Express Co.	6,469	960,323
Capital One Financial Corp.	4,135	438,393
Discover Financial Services	2,939	307,008
Synchrony Financial	5,185	184,379
		1,981,657
Containers & Packaging - 0.2%
Amcor plc	16,185	187,423
Avery Dennison Corp.	881	149,374
Ball Corp.	3,383	167,086
Crown Holdings, Inc.	1,304	89,441
International Paper Co.	3,895	130,911
		724,235
Distributors - 0.1%
Genuine Parts Co.	1,518	269,991
Pool Corp.	424	128,994
		398,985
Diversified Financial Services - 1.7%
Apollo Global Management, Inc.	4,670	258,531
Berkshire Hathaway, Inc., Class B*	19,446	5,738,320
		5,996,851
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	76,785	1,399,791
Verizon Communications, Inc.	45,254	1,691,142
		3,090,933
Electric Utilities - 1.8%
American Electric Power Co., Inc.	5,540	487,077
Avangrid, Inc.	752	30,591
Constellation Energy Corp.	3,513	332,119
Duke Energy Corp.	8,292	772,649
Edison International	4,112	246,884
Entergy Corp.	2,183	233,887
Evergy, Inc.	2,475	151,297
Eversource Energy	3,728	284,372
Exelon Corp.	10,683	412,257
FirstEnergy Corp.	5,842	220,302
NextEra Energy, Inc.	21,169	1,640,598
PG&E Corp.*	17,341	258,901
PPL Corp.	7,923	209,880
Southern Co.	11,451	749,811
Xcel Energy, Inc.	5,892	383,628
		6,414,253

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2022

Investments	Shares	Value
Electrical Equipment - 0.6%
AMETEK, Inc.	2,480	$321,557
Eaton Corp. plc	4,288	643,500
Emerson Electric Co.	6,371	551,729
Generac Holdings, Inc.*	685	79,398
Plug Power, Inc.*	5,600	89,488
Rockwell Automation, Inc.	1,240	316,572
		2,002,244
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	6,406	485,767
CDW Corp.	1,458	251,957
Corning, Inc.	8,191	263,504
Keysight Technologies, Inc.*	1,944	338,548
TE Connectivity Ltd.	3,449	421,571
Teledyne Technologies, Inc.*	507	201,776
Trimble, Inc.*	2,670	160,627
Zebra Technologies Corp., Class A*	555	157,187
		2,280,937
Energy Equipment & Services - 0.4%
Baker Hughes Co., Class A	10,900	301,494
Halliburton Co.	9,765	355,641
Schlumberger NV	15,237	792,781
		1,449,916
Entertainment - 1.4%
Activision Blizzard, Inc.	7,676	558,813
Electronic Arts, Inc.	2,841	357,852
Live Nation Entertainment, Inc.*	1,536	122,281
Netflix, Inc.*	4,792	1,398,689
Take-Two Interactive Software, Inc.*	1,691	200,350
Walt Disney Co.*	19,636	2,092,019
Warner Bros Discovery, Inc.*	23,816	309,608
		5,039,612
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	1,600	232,480
American Tower Corp.	5,021	1,040,301
AvalonBay Communities, Inc.	1,502	263,030
Boston Properties, Inc.	1,542	112,103
Crown Castle, Inc.	4,665	621,658
Digital Realty Trust, Inc.	3,095	310,274
Equinix, Inc.	977	553,412
Equity Residential	3,643	229,582
Essex Property Trust, Inc.	697	154,901
Extra Space Storage, Inc.	1,446	256,578
Healthpeak Properties, Inc.	5,808	137,824
Invitation Homes, Inc.	6,241	197,777
Mid-America Apartment Communities, Inc.	1,239	195,081
Investments	Shares	Value
Prologis, Inc.	9,951	$1,102,073
Public Storage	1,705	528,124
Realty Income Corp.	6,653	414,282
SBA Communications Corp., Class A	1,165	314,434
Simon Property Group, Inc.	3,521	383,719
Sun Communities, Inc.	1,328	179,081
Ventas, Inc.	4,300	168,259
VICI Properties, Inc.	10,383	332,464
Welltower, Inc.	4,985	304,284
Weyerhaeuser Co.	7,967	246,419
WP Carey, Inc.	2,240	170,912
		8,449,052
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	4,775	2,394,662
Kroger Co.	7,021	332,023
Sysco Corp.	5,488	475,041
Walgreens Boots Alliance, Inc.	7,731	282,182
Walmart, Inc.	15,354	2,185,335
		5,669,243
Food Products - 1.2%
Archer-Daniels-Midland Co.	6,034	585,177
Bunge Ltd.	1,633	161,177
Campbell Soup Co.	2,162	114,391
Conagra Brands, Inc.	5,170	189,739
General Mills, Inc.	6,416	523,417
Hershey Co.	1,584	378,212
Hormel Foods Corp.	3,107	144,320
J M Smucker Co.	1,153	173,711
Kellogg Co.	2,751	211,332
Kraft Heinz Co.	8,579	330,034
McCormick & Co., Inc.	2,696	212,013
Mondelez International, Inc., Class A	14,769	907,999
Tyson Foods, Inc., Class A	3,113	212,774
		4,144,296
Gas Utilities - 0.0%†
Atmos Energy Corp.	1,505	160,358

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	18,873	1,867,296
ABIOMED, Inc.*	493	124,275
Align Technology, Inc.*	783	152,137
Baxter International, Inc.	5,423	294,740
Becton Dickinson & Co.	3,072	724,900
Boston Scientific Corp.*	15,427	665,058
Cooper Cos, Inc. (The)	531	145,170
Dexcom, Inc.*	4,233	511,262
Edwards Lifesciences Corp.*	6,680	483,832

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2022

Investments	Shares	Value
Hologic, Inc.*	2,683	$181,907
IDEXX Laboratories, Inc.*	900	323,712
Insulet Corp.*	752	194,625
Intuitive Surgical, Inc.*	3,849	948,663
Medtronic plc	14,322	1,250,884
ResMed, Inc.	1,580	353,430
STERIS plc	1,076	185,696
Stryker Corp.	3,625	830,995
Teleflex, Inc.	508	108,996
Zimmer Biomet Holdings, Inc.	2,261	256,284
		9,603,862
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp., Class A	1,678	263,815
Cardinal Health, Inc.	2,932	222,539
Centene Corp.*	6,154	523,890
Cigna Corp.	3,291	1,063,190
CVS Health Corp.	14,141	1,339,153
Elevance Health, Inc.	2,581	1,411,213
HCA Healthcare, Inc.	2,315	503,443
Humana, Inc.	1,360	758,989
Laboratory Corp. of America Holdings	969	214,982
McKesson Corp.	1,553	604,692
Molina Healthcare, Inc.*	630	226,082
Quest Diagnostics, Inc.	1,250	179,563
UnitedHealth Group, Inc.	10,082	5,597,022
		12,908,573
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	1,506	252,918

Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc., Class A*	4,297	459,392
Booking Holdings, Inc.*	425	794,529
Caesars Entertainment, Inc.*	2,300	100,579
Carnival Corp.*	10,625	96,263
Chipotle Mexican Grill, Inc., Class A*	296	443,506
Darden Restaurants, Inc.	1,322	189,231
Domino’s Pizza, Inc.	388	128,909
Expedia Group, Inc.*	1,632	152,543
Hilton Worldwide Holdings, Inc.	2,954	399,558
Las Vegas Sands Corp.*	3,546	134,783
Marriott International, Inc., Class A	2,969	475,367
McDonald’s Corp.	7,932	2,162,739
MGM Resorts International	3,501	124,531
Royal Caribbean Cruises Ltd.*	2,364	126,190
Starbucks Corp.	12,363	1,070,512
Yum! Brands, Inc.	3,063	362,200
		7,220,832
Investments	Shares	Value
Household Durables - 0.2%
DR Horton, Inc.	3,409	$262,084
Garmin Ltd.	1,654	145,618
Lennar Corp., Class A	2,750	221,925
Lennar Corp., Class B	156	10,174
NVR, Inc.*	30	127,133
		766,934
Household Products - 1.4%
Church & Dwight Co., Inc.	2,618	194,072
Clorox Co.	1,326	193,649
Colgate-Palmolive Co.	8,981	663,157
Kimberly-Clark Corp.	3,633	452,163
Procter & Gamble Co.	25,743	3,466,810
		4,969,851
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp. (The)	7,194	188,195

Industrial Conglomerates - 0.9%
3M Co.	5,969	750,841
General Electric Co.	11,819	919,636
Honeywell International, Inc.	7,265	1,482,205
		3,152,682
Insurance - 2.2%
Aflac, Inc.	6,204	403,942
Allstate Corp. (The)	2,914	367,893
American International Group, Inc.	8,197	467,229
Aon plc, Class A	2,271	639,264
Arch Capital Group Ltd.*	3,972	228,390
Arthur J Gallagher & Co.	2,267	424,110
Brown & Brown, Inc.	2,524	148,386
Chubb Ltd.	4,502	967,434
Cincinnati Financial Corp.	1,718	177,504
Hartford Financial Services Group, Inc. (The)	3,475	251,625
Markel Corp.*	145	174,885
Marsh & McLennan Cos, Inc.	5,373	867,685
MetLife, Inc.	7,215	528,210
Principal Financial Group, Inc.	2,499	220,237
Progressive Corp. (The)	6,297	808,535
Prudential Financial, Inc.	4,008	421,602
Travelers Cos, Inc. (The)	2,555	471,295
W R Berkley Corp.	2,203	163,859
Willis Towers Watson plc	1,186	258,797
		7,990,882

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2022

Investments	Shares	Value
Interactive Media & Services - 4.0%
Alphabet, Inc., Class A*	64,603	$6,105,631
Alphabet, Inc., Class C*	57,773	5,468,792
Match Group, Inc.*	3,047	131,630
Meta Platforms, Inc., Class A*	24,579	2,289,780
Pinterest, Inc., Class A*	6,284	154,586
Snap, Inc., Class A*	11,099	109,991
ZoomInfo Technologies, Inc., Class A*	2,916	129,849
		14,390,259
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.*	95,496	9,782,610
DoorDash, Inc., Class A*	2,806	122,145
eBay, Inc.	5,905	235,255
Etsy, Inc.*	1,360	127,718
MercadoLibre, Inc.*	502	452,613
		10,720,341
IT Services - 4.7%
Accenture plc, Class A	6,813	1,934,211
Akamai Technologies, Inc.*	1,714	151,398
Automatic Data Processing, Inc.	4,482	1,083,299
Block, Inc., Class A*	5,709	342,940
Broadridge Financial Solutions, Inc.	1,258	188,775
Cloudflare, Inc., Class A*	3,046	171,551
Cognizant Technology Solutions Corp., Class A	5,575	347,044
EPAM Systems, Inc.*	623	218,050
Fidelity National Information Services, Inc.	6,550	543,585
Fiserv, Inc.*	6,895	708,392
FleetCor Technologies, Inc.*	808	150,385
Gartner, Inc.*	846	255,424
Global Payments, Inc.	2,981	340,609
GoDaddy, Inc., Class A*	1,689	135,796
International Business Machines Corp.	9,731	1,345,700
Mastercard, Inc., Class A	9,193	3,016,959
MongoDB, Inc., Class A*	740	135,442
Okta, Inc., Class A*	1,620	90,914
Paychex, Inc.	3,453	408,524
PayPal Holdings, Inc.*	12,467	1,041,992
Snowflake, Inc., Class A*	3,052	489,236
SS&C Technologies Holdings, Inc.	2,389	122,842
Twilio, Inc., Class A*	1,864	138,626
VeriSign, Inc.*	1,009	202,264
Visa, Inc., Class A	17,613	3,648,709
		17,212,667
Investments	Shares	Value
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	3,216	$444,934
Avantor, Inc.*	7,265	146,535
Bio-Rad Laboratories, Inc., Class A*	234	82,300
Danaher Corp.	7,054	1,775,280
Illumina, Inc.*	1,696	388,079
IQVIA Holdings, Inc.*	2,008	421,017
Mettler-Toledo International, Inc.*	245	309,908
PerkinElmer, Inc.	1,356	181,134
Thermo Fisher Scientific, Inc.	4,225	2,171,523
Waters Corp.*	646	193,264
West Pharmaceutical Services, Inc.	797	183,390
		6,297,364
Machinery - 1.6%
Caterpillar, Inc.	5,691	1,231,873
Cummins, Inc.	1,514	370,188
Deere & Co.	2,991	1,183,898
Dover Corp.	1,552	202,831
Fortive Corp.	3,832	244,865
IDEX Corp.	811	180,293
Illinois Tool Works, Inc.	3,039	648,918
Ingersoll Rand, Inc.	4,348	219,574
Otis Worldwide Corp.	4,528	319,858
PACCAR, Inc.	3,746	362,725
Parker-Hannifin Corp.	1,379	400,765
Stanley Black & Decker, Inc.	1,591	124,878
Westinghouse Air Brake Technologies Corp.	1,960	182,829
Xylem, Inc./NY	1,946	199,329
		5,872,824
Media - 0.8%
Charter Communications, Inc., Class A*	1,195	439,306
Comcast Corp., Class A	47,447	1,505,967
Fox Corp., Class A	3,305	95,415
Fox Corp., Class B	1,513	41,154
Liberty Broadband Corp., Class A*	180	15,358
Liberty Broadband Corp., Class C*	1,332	112,461
Liberty Media Corp.-Liberty SiriusXM	803	34,079
Liberty Media Corp.-Liberty SiriusXM*	1,645	69,403
Omnicom Group, Inc.	2,210	160,778
Paramount Global, Class B	5,450	99,844
Sirius XM Holdings, Inc.	7,527	45,463
Trade Desk, Inc. (The), Class A*	4,785	254,753
		2,873,981

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2022

Investments	Shares	Value
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	15,414	$488,471
Newmont Corp.	8,553	361,963
Nucor Corp.	2,816	369,966
Southern Copper Corp.	920	43,212
Steel Dynamics, Inc.	1,868	175,685
		1,439,297
Multiline Retail - 0.5%
Dollar General Corp.	2,441	622,577
Dollar Tree, Inc.*	2,273	360,271
Target Corp.	5,002	821,578
		1,804,426
Multi-Utilities - 0.8%
Ameren Corp.	2,781	226,707
CenterPoint Energy, Inc.	6,783	194,062
CMS Energy Corp.	3,116	177,768
Consolidated Edison, Inc.	3,824	336,359
Dominion Energy, Inc.	8,965	627,281
DTE Energy Co.	2,089	234,198
Public Service Enterprise Group, Inc.	5,372	301,208
Sempra Energy	3,381	510,328
WEC Energy Group, Inc.	3,404	310,887
		2,918,798
Oil, Gas & Consumable Fuels - 4.9%
APA Corp.	3,511	159,610
Cheniere Energy, Inc.	2,689	474,366
Chevron Corp.	19,408	3,510,907
ConocoPhillips	13,716	1,729,450
Continental Resources, Inc.	582	43,051
Coterra Energy, Inc.	8,567	266,691
Devon Energy Corp.	7,054	545,627
Diamondback Energy, Inc.	1,909	299,923
EOG Resources, Inc.	6,310	861,441
EQT Corp.	3,979	166,481
Exxon Mobil Corp.	44,902	4,975,591
Hess Corp.	3,008	424,369
Kinder Morgan, Inc.	21,359	387,025
Marathon Oil Corp.	7,299	222,255
Marathon Petroleum Corp.	5,370	610,139
Occidental Petroleum Corp.	8,026	582,688
ONEOK, Inc.	4,813	285,507
Phillips 66	5,185	540,744
Pioneer Natural Resources Co.	2,568	658,461
Valero Energy Corp.	4,246	533,085
Williams Cos, Inc. (The)	13,134	429,876
		17,707,287
Investments	Shares	Value
Personal Products - 0.1%
Estee Lauder Cos, Inc. (The), Class A	2,501	$501,425

Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	23,009	1,782,507
Catalent, Inc.*	1,920	126,202
Eli Lilly & Co.	8,499	3,077,403
Johnson & Johnson	28,331	4,928,743
Merck & Co., Inc.	27,294	2,762,153
Pfizer, Inc.	60,467	2,814,739
Royalty Pharma plc, Class A	3,957	167,460
Viatris, Inc.	13,076	132,460
Zoetis, Inc., Class A	5,047	760,987
		16,552,654
Professional Services - 0.4%
CoStar Group, Inc.*	4,267	352,966
Equifax, Inc.	1,318	223,454
Jacobs Solutions, Inc.	1,371	157,967
Leidos Holdings, Inc.	1,469	149,236
TransUnion	2,078	123,163
Verisk Analytics, Inc., Class A	1,693	309,531
		1,316,317
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	3,458	245,311

Road & Rail - 1.0%
CSX Corp.	23,064	670,240
JB Hunt Transport Services, Inc.	899	153,792
Norfolk Southern Corp.	2,530	577,017
Old Dominion Freight Line, Inc.	983	269,932
Uber Technologies, Inc.*	21,327	566,658
Union Pacific Corp.	6,734	1,327,541
		3,565,180
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.*	17,397	1,044,864
Analog Devices, Inc.	5,600	798,672
Applied Materials, Inc.	9,369	827,189
Broadcom, Inc.	4,355	2,047,373
Enphase Energy, Inc.*	1,460	448,220
Entegris, Inc.	1,601	127,023
Intel Corp.	44,239	1,257,715
KLA Corp.	1,522	481,637
Lam Research Corp.	1,475	597,051
Marvell Technology, Inc.	9,163	363,588
Microchip Technology, Inc.	5,951	367,415
Micron Technology, Inc.	11,883	642,870
Monolithic Power Systems, Inc.	484	164,294
NVIDIA Corp.	26,984	3,642,030

See accompanying Notes to Financial Statements.

Schedule of Investments (continued) Engine No. 1 Transform 500 ETF

October 31, 2022

Investments	Shares	Value
NXP Semiconductors NV	2,824	$412,530
ON Semiconductor Corp.*	4,662	286,387
Qorvo, Inc.*	1,105	95,118
QUALCOMM, Inc.	12,100	1,423,686
Skyworks Solutions, Inc.	1,726	148,453
SolarEdge Technologies, Inc.*	592	136,178
Teradyne, Inc.	1,692	137,644
Texas Instruments, Inc.	9,845	1,581,402
		17,031,339
Software - 8.7%
Adobe, Inc.*	5,044	1,606,514
ANSYS, Inc.*	938	207,448
Autodesk, Inc.*	2,346	502,748
Bill.com Holdings, Inc.*	1,015	135,360
Cadence Design Systems, Inc.*	2,949	446,449
Crowdstrike Holdings, Inc., Class A*	2,297	370,276
Datadog, Inc., Class A*	2,661	214,237
DocuSign, Inc., Class A*	2,151	103,893
Fortinet, Inc.*	7,053	403,149
HubSpot, Inc.*	519	153,915
Intuit, Inc.	3,041	1,300,028
Microsoft Corp.	80,350	18,651,645
Oracle Corp.	16,366	1,277,694
Palantir Technologies, Inc., Class A*	18,796	165,217
Palo Alto Networks, Inc.*	3,218	552,177
Paycom Software, Inc.*	524	181,304
PTC, Inc.*	1,143	134,680
Roper Technologies, Inc.	1,147	475,477
Salesforce, Inc.*	10,727	1,744,102
ServiceNow, Inc.*	2,173	914,268
Splunk, Inc.*	1,592	132,311
Synopsys, Inc.*	1,644	480,952
Tyler Technologies, Inc.*	442	142,912
Unity Software, Inc.*	1,917	56,552
VMware, Inc., Class A	2,230	250,942
Workday, Inc., Class A*	2,140	333,455
Zendesk, Inc.*	1,327	101,768
Zoom Video Communications, Inc., Class A*	2,386	199,088
Zscaler, Inc.*	904	139,306
		31,377,867
Specialty Retail - 2.2%
AutoZone, Inc.*	215	544,569
Best Buy Co., Inc.	2,152	147,218
Burlington Stores, Inc.*	709	101,359
CarMax, Inc.*	1,716	108,125
Investments	Shares	Value
Home Depot, Inc. (The)	11,071	$3,278,454
Lowe’s Cos, Inc.	6,890	1,343,206
O’Reilly Automotive, Inc.*	685	573,461
Ross Stores, Inc.	3,766	360,369
TJX Cos, Inc. (The)	12,625	910,263
Tractor Supply Co.	1,197	263,065
Ulta Beauty, Inc.*	556	233,170
		7,863,259
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	162,764	24,958,231
Dell Technologies, Inc., Class C	2,866	110,054
Hewlett Packard Enterprise Co.	14,002	199,809
HP, Inc.	9,796	270,566
NetApp, Inc.	2,372	164,308
Seagate Technology Holdings plc	2,104	104,485
Western Digital Corp.*	3,364	115,621
		25,923,074
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc.*	1,246	409,984
NIKE, Inc., Class B	13,612	1,261,560
VF Corp.	3,567	100,768
		1,772,312
Tobacco - 0.7%
Altria Group, Inc.	19,406	897,916
Philip Morris International, Inc.	16,698	1,533,711
		2,431,627
Trading Companies & Distributors - 0.2%
Fastenal Co.	6,193	299,308
United Rentals, Inc.*	757	238,992
WW Grainger, Inc.	492	287,500
		825,800
Water Utilities - 0.1%
American Water Works Co., Inc.	1,960	284,866

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	6,488	983,321

Total Common Stocks
(Cost $405,372,911)		357,082,414

	Principal
Short-Term Investments - 0.1%
Time Deposit - 0.1%
Citibank, New York 2.43% 11/1/2022 (Cost: $436,249)	$436,249	436,249

Total Investments - 100.0%
(Cost $405,809,160)		$357,518,663
Liabilities in Excess of Other Assets - 0.0%†		(93,010)
Net Assets - 100.0%		$357,425,653

*	Non-income producing security.
†	Represents less than 0.05%.

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded) Engine No. 1 Transform 500 ETF

October 31, 2022

Futures Contracts Purchased

Engine No. 1 Transform 500 ETF had the following open long futures contracts as of October 31, 2022:

	Number of	Expiration	Trading	Notional	Value and Unrealized
	Contracts	Date	Currency	Amount	Appreciation
S&P 500 Micro E-Mini Index	17	12/16/2022	USD	$330,055	$12,786

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2022 for the Fund based upon the three levels defined above:

Engine No. 1 Transform 500 ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$357,082,414	$-	$-	$357,082,414
Short-Term Investments
Time Deposit	436,429	-	-	436,429
Total Investments	$357,518,663	$-	$-	$357,518,663

Other Financial Instruments
Assets
Futures Contracts**	$12,786	$-	$-	$12,786
Total Other Financial Instruments	$12,786	$-	$-	$12,786

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Futures Contracts Purchased.

See accompanying Notes to Financial Statements.

Schedule of Investments Engine No. 1 Transform Climate ETF

October 31, 2022

Investments	Shares	Value
COMMON STOCKS - 90.9%

Aerospace & Defense - 7.1%
Airbus SE ADR	126,283	$3,413,429
Safran S.A. ADR	35,556	989,168
TransDigm Group, Inc.	3,477	2,001,918
		6,404,515
Auto Components - 1.5%
Aptiv plc*	14,800	1,347,836

Automobiles - 13.5%
General Motors Co.	171,879	6,746,250
Tesla, Inc.*	23,902	5,438,661
		12,184,911
Building Products - 3.7%
Trane Technologies plc	21,160	3,377,771

Chemicals - 6.4%
Albemarle Corp.	4,758	1,331,621
Livent Corp.*	140,925	4,449,003
		5,780,624
Commercial Services & Supplies - 10.9%
Republic Services, Inc., Class A	48,014	6,367,616
Waste Management, Inc.	21,742	3,443,281
		9,810,897
Electrical Equipment - 5.2%
Rockwell Automation, Inc.	18,404	4,698,541

Food Products - 4.6%
Archer-Daniels-Midland Co.	43,124	4,182,166

Machinery - 8.3%
Deere & Co.	19,028	7,531,663

Metals & Mining - 0.8%
Alcoa Corp.	19,460	759,524

Oil, Gas & Consumable Fuels - 15.7%
ConocoPhillips	34,360	4,332,452
Occidental Petroleum Corp.	41,484	3,011,738
Shell plc ADR	121,435	6,755,429
		14,099,619
Road & Rail - 7.5%
Canadian Pacific Railway Ltd.	72,552	5,404,399
Union Pacific Corp.	6,832	1,346,860
		6,751,259
Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 5.7%
Enphase Energy, Inc.*	14,204	$4,360,628
SolarEdge Technologies, Inc.*	3,517	809,016
		5,169,644
Total Common Stocks
(Cost $79,386,284)		82,098,970

EXCHANGE TRADED FUND - 4.4%
The Energy Select Sector SPDR Fund	44,000	3,960,000
Total Exchange Traded Fund
(Cost $3,927,440)		3,960,000

	Principal
Short-Term Investments - 4.4%
Time Deposit - 4.4%
Citibank, New York 2.43% 11/1/2022
(Cost: $3,968,827)	$3,968,827	3,968,827

Total Investments - 99.7%
(Cost $87,282,551)		$90,027,797
Other Assets Less Liabilities - 0.3%		254,908
Net Assets - 100.0%		$90,282,705

*	Non-income producing security.

Engine No. 1 Transform Climate ETF invested, as a percentage of net assets, in the following countries of October 31, 2022:

United States	70.8%
United Kingdom	7.5%
Canada	6.0%
Ireland	5.2%
France	4.9%
Israel	0.9%
Other(1)	4.7%
Total	100.0%

(1)	Includes cash, short term investments and net other assets (liabilities).

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded) Engine No. 1 Transform Climate ETF

October 31, 2022

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2022 for the Fund based upon the three levels defined above:

Engine No. 1 Transform Climate ETF	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$82,098,970	$-	$-	$82,098,970
Exchange Traded Fund	3,960,000	-	-	3,960,000
Short-Term Investments
Time Deposit	3,968,827	-	-	3,968,827
Total Investments	$90,027,797	$-	$-	$90,027,797

*	Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

October 31, 2022

	Engine No. 1 Transform 500 ETF	Engine No. 1 Transform Climate ETF
ASSETS:
Investments in securities at value (Note 2)	$357,518,663	$90,027,797
Cash	210	14,084
Segregated cash balance with broker for future contracts	25,989	-
Receivables:
Dividends and interest	230,208	22,768
Capital shares sold	32,248,915	6,018,203
Securities lending income	302	29
Investment securities sold	-	5,033,169
Reclaims	2,242	2,405
Unrealized appreciation on futures contracts	12,786	-
Total Assets	390,039,315	101,118,455

LIABILITIES:
Payables:
Investment securities purchased	32,600,519	5,767,297
Capital shares purchased	-	5,014,916
Management fees (Note 3)	13,143	53,537
Total Liabilities	32,613,662	10,835,750
NET ASSETS	$357,425,653	$90,282,705

NET ASSETS CONSIST OF:
Paid-in capital	$409,830,065	$97,872,604
Total distributable earnings (accumulated loss)	(52,404,412)	(7,589,899)

NET ASSETS	$357,425,653	$90,282,705
Shares outstanding	7,980,000	1,800,000
Net asset value, per share	$44.79	$50.16
Investment in securities at cost	$405,809,160	$87,282,551

See accompanying Notes to Financial Statements.

Statements of Operations

For the Year/Period Ended October 31, 2022

	Engine No. 1 Transform 500 ETF	Engine No. 1 Transform Climate ETF*
INVESTMENT INCOME:
Dividend income	$4,715,061	$815,498
Special dividends (Note 2)	-	171,746
Interest income	1,073	44,132
Securities lending income (Note 2)	8,671	29
Other income	398	4
Foreign withholding tax on dividends	(880)	(4,645)
Total Income	4,724,323	1,026,764

EXPENSES:
Management fees (Note 3)	155,576	454,977
Total Expenses	155,576	454,977
Net Investment Income (Loss)(1)	4,568,747	571,787

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(4,661,665)	(11,438,415)
In-kind redemptions of investments	5,618,898	9,159,129
Expiration or closing of futures contracts	(66,654)	-
Net realized gain (loss)	890,579	(2,279,286)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(61,503,968)	2,745,246
Future contracts	3,961	-
Change in unrealized appreciation (depreciation)	(61,500,007)	2,745,246

Net realized and unrealized gain (loss) on investments	(60,609,428)	465,960

Net Increase (Decrease) in Net Assets Resulting From Operations	$(56,040,681)	$1,037,747

*	The Fund commenced investment operations on February 2, 2022.
(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	Engine No. 1 Transform 500		Engine No. 1 Transform Climate
	ETF*		ETF**
	For the Year Ended	For the Period Ended	For the Period Ended
	October 31,	October 31,	October 31,
	2022	2021	2022
OPERATIONS:
Net investment income (loss)(1)	$4,568,747	$701,745	$571,787
Net realized gain (loss) on investments	890,579	143,069	(2,279,286)
Net change in unrealized appreciation (depreciation) on investments	(61,500,007)	13,222,296	2,745,246
Net increase (decrease) in net assets resulting from operations	(56,040,681)	14,067,110	1,037,747

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(4,132,626)	(467,032)	(549,932)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	225,545,494	225,011,715	139,659,859
Cost of shares redeemed	(43,380,822)	(3,277,505)	(49,864,969)
Net increase (decrease) in net assets from capital transactions	182,164,672	221,734,210	89,794,890
Increase (decrease) in net assets	121,991,365	235,334,288	90,282,705

NET ASSETS:
Beginning of year/period	235,434,288	100,000 (2)	-
End of year/period	$357,425,653	$235,434,288	$90,282,705

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year/period	4,320,000	2,000 (2)	-
Shares sold	4,560,000	4,380,000	2,800,001
Shares redeemed	(900,000)	(62,000)	(1,000,001)
Shares outstanding, end of year/period	7,980,000	4,320,000	1,800,000

*	The Fund commenced investment operations on June 22, 2021.
**	The Fund commenced investment operations on February 2, 2022.
(1)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(2)	Beginning capital of $100,000 was contributed by Fund Management at Engine No. 1 LLC, investment adviser to the Fund, in exchange for 2,000 Shares of the Fund in connection with the seeding of the Trust. The Shares were redeemed by the adviser on the commencement of investment operations on June 22, 2021.

See accompanying Notes to Financial Statements.

Financial Highlights Engine No. 1 Transform 500 ETF

For a share outstanding throughout the year/period presented.

	For the Year Ended October 31, 2022		For the Period June 22, 2021 through October 31, 2021(1)
Per Share Data:
Net asset value, beginning of year/period	$54.50		$50.18	(2)
Net investment income (loss)(3)	0.72		0.22
Net realized and unrealized gain (loss) on investments	(9.79)		4.23
Total gain (loss) from investment operations	(9.07)		4.45

Distributions to shareholders:
Net investment income	(0.64)		(0.13)
Total distributions	(0.64)		(0.13)
Net asset value, end of year/period	$44.79		$54.50
Market value, end of year/period	$44.78		$54.49

Total Return at Net Asset Value(4)	(16.72)%		8.87%

Total Return at Market Value(4)	(16.72)%		8.86%

Ratios/Supplemental Data:
Net assets, end of year/period (000’s omitted)	$357,426		$235,434
Ratio to average net assets of:
Expenses	0.05	%(5)	0.05	%(5)
Net investment income(6)	1.47	%(5)	1.15	%(5)
Portfolio turnover rate(7)	4%		1%

(1)	Commencement of investment operations on June 22, 2021.
(2)	The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statements of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date, June 22, 2021, to when the initial basket was created.
(3)	Based on average daily shares outstanding.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights Engine No. 1 Transform Climate ETF

For a share outstanding throughout the period presented.

	For the Period
	February 2, 2022 through
	October 31, 2022(1)
Per Share Data:
Net asset value, beginning of period	$49.94
Net investment income (loss)(2)(3)	0.35
Net realized and unrealized gain (loss) on investments	0.18
Total gain (loss) from investment operations	0.53

Distributions to shareholders:
Net investment income	(0.31)
Total distributions	(0.31)
Net asset value, end of period	$50.16
Market value, end of period	$50.18

Total Return at Net Asset Value(4)	1.09%

Total Return at Market Value(4)	1.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$90,283
Ratio to average net assets of:
Expenses	0.75	%(5)
Net investment income(6)	0.94	%(5)
Net investment income excluding special dividends(3)	0.66	%(5)
Portfolio turnover rate(7)	261%

(1)	Commencement of investment operations on February 2, 2022.
(2)	Based on average daily shares outstanding.
(3)	This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during the period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein. The net investment income (loss) per share excluding special dividends is 0.24.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and sale at the market value on the last day of the period. Market values are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the closing price. Total return calculated for a period of less than one year is not annualized.
(5)	Annualized.
(6)	Net investment income (loss) represents dividends and other income received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(7)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements October 31, 2022

1. Organization

The Engine No. 1 ETF Trust (the “Trust”) is a Delaware statutory trust organized on October 26, 2020 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two investment portfolios, Engine No. 1 Transform 500 ETF (the “Transform 500 ETF”) and Engine No. 1 Transform Climate ETF (the “Transform Climate ETF”) (each a “Fund” and collectively, the “Funds”). The Transform 500 ETF is a diversified management investment company and the Transform Climate ETF is a non-diversified management investment company under the 1940 Act. The Transform 500 ETF seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Large Cap Select IndexSM. The Transform Climate ETF’s investment objective is long-term growth of capital. The Transform Climate ETF seeks to achieve its investment objective by investing in companies that are creating value by transforming themselves and others to meet the growing demands of climate change. There can be no assurance that the Funds will achieve their respective investment objectives.

Fund Management at Engine No. 1 LLC (the “Adviser”) is the investment adviser to the Funds.

The Trust’s fiscal and tax reporting period end is October 31.

2. Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

Generally, securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Investments in open-end regulated investment companies are valued at NAV.

If market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted.

The Funds may use independent pricing services to assist in calculating the value of each Fund’s securities or other assets.

Notes to Financial Statements (continued) October 31, 2022

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific asset, currency, rate or index at a specified future time and at a specified price. Stock index futures are based on investments that reflect the market value of common stock of the firms included in an underlying index. The Funds may enter into futures contracts to purchase securities indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission and must be executed through the futures commission merchant (“FCM”). Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Funds will incur brokerage fees when it buys or sells futures contracts.

Upon entering into a futures contract, the Funds will be required to deliver to an account controlled by the FCM an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the FCM will be made daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”

At any time prior to the expiration of a futures contract, the Funds may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

There are several risks accompanying the utilization of futures contracts. Utilization of futures by the Transform 500 ETF involves the risk of imperfect or even negative correlation to its Underlying Index if the index underlying the futures contract differs from the Underlying Index. For both Funds, there is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Funds to substantial losses. In the event of adverse price movements, the Funds would be required to make daily cash payments of variation margin.

For the year ended October 31, 2022, the average monthly notional amount of open futures contracts for Transform 500 ETF was $351,146. The range of monthly notional amounts was $221,025 to $583,853. For the period ended October 31, 2022, Transform Climate ETF did not hold open futures contracts.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Notes to Financial Statements (continued) October 31, 2022

Fair Value of Derivative Instruments as of October 31, 2022

Engine No.1 Transform 500 ETF

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments under ASC 815	Statements of Assets and Liabilities	Unrealized Appreciation*		Statements of Assets and Liabilities	Unrealized Depreciation*
Equity Index Futures Contracts	Unrealized appreciation on futures contracts*	$12,786	*	Unrealized depreciation on futures contracts*	$-

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on expiration or closing of futures contracts; change in net unrealized appreciation (depreciation) on futures contracts	$(66,654)	$3,961

Securities Lending

The Funds may lend portfolio securities to certain borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Funds may terminate a loan at any time and obtain the return of the securities loaned. The Funds receive the value of any interest or cash or noncash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Funds are compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Funds or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

The Funds may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Funds to borrowers, arranges for the return of loaned securities to the Funds at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Funds have agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Funds’ securities as agreed, the Funds may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities. Investing cash collateral subjects the Funds to greater market risk, including losses on the collateral and, should the Funds need to look to the collateral in the event of the borrower’s default, losses on the loan secured by that collateral.

Transform 500 ETF and Transform Climate ETF did not have any securities on loans as of October 31, 2022.

Time Deposits

Each Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Schedule of Investments.

Notes to Financial Statements (continued) October 31, 2022

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividend Distributions

Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds intend to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Funds.

3. Management and Other Agreements

Management

The Adviser, located at 710 Sansome Street, San Francisco, CA 94111, furnishes investment advisory services to the Funds pursuant to an Investment Advisory Agreement with the Trust on behalf of the Funds (the “Investment Advisory Agreement”), subject to the supervision and direction of the Board. The Adviser is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended.

For its investment advisory services to the Funds, the Adviser is paid a management fee from the Funds based on a percentage of the Fund’s average daily net assets, at the annual rate of 0.05% for the Transform 500 ETF and 0.75% for the Transform Climate ETF for the period. The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses, as may be specified in a separate letter of agreement.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of the Funds), the Adviser is responsible for substantially all expenses of the Funds, except (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Funds incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to the Adviser hereunder; (v) litigation expenses (including fees and expenses of counsel retained by or on behalf of the Trust or any Fund) and any fees, costs or expenses payable by the Trust or any Fund pursuant to indemnification obligations to which the Trust or such Fund may be subject (pursuant to contract or otherwise); and (vi) any extraordinary expenses, as determined by a majority of the Independent Trustees.

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co. (“BBH”), which has its principal office at 50 Post Office Square, Boston, Massachusetts 02110, is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Distribution and Fund Officers

Foreside Financial Services, LLC (d/b/a ACA Group) (the “Distributor”), Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Notes to Financial Statements (continued) October 31, 2022

Foreside Fund Officer Services, LLC (d/b/a ACA Group), Three Canal Plaza, Suite 100, Portland, Maine 04101, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

Legal Counsel

Ropes & Gray, located at 800 Boylston Street, Boston, MA 02199 serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd. serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Board of Trustees

The Trust pays each Independent Trustee an annual retainer of $20,000 per calendar year (paid in quarterly increments) for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The Chair of the Audit Committee and Nominating Committee are each paid an additional annual retainer of $5,000 per calendar year (paid in quarterly increments). These retainers are paid by the Adviser from the management fees it receives from the Funds.

4. Creation and Redemption Transactions

Each Fund issues and redeems shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). Each Fund may issue and redeem Creation Units of its Shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of each Fund will be listed and trade on Cboe BZX Exchange, Inc. (the “Exchange” or “Cboe BZX”), a national securities exchange. Shares of each Fund are traded in the secondary market and elsewhere at market values that may be at, above or below each Fund’s NAV. Shares are redeemable only in Creation Units by authorized participants that have entered into agreements with the Distributor (“Authorized Participants”), and, generally, in exchange for securities in kind and or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. The Trust may use such cash deposit at any time to purchase Deposit Instruments. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the year/period ended October 31, 2022 were as follows:

Fund	Purchases	Sales
Engine No. 1 Transform 500 ETF	$12,661,248	$11,478,264
Engine No. 1 Transform Climate ETF	$201,315,200	$186,244,796

For the year/period ended October 31, 2022, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	In-Kind
Fund	Subscriptions	Redemptions
Engine No. 1 Transform 500 ETF	$225,139,106	$43,224,173
Engine No. 1 Transform Climate ETF	$120,129,044	$49,660,279

Notes to Financial Statements (continued) October 31, 2022

6. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Therefore, no federal income tax position is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year/period ended October 31, 2022.

At October 31, 2022, the cost of investments and derivatives and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Engine No. 1 Transform 500 ETF	$405,772,026	$15,691,390	$(64,368,216)	$(48,676,826)
Engine No. 1 Transform Climate ETF	$84,903,183	$4,441,493	$(3,285,706)	$1,155,787

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

At October 31, 2022, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Income	Undistributed Long-term Capital Gains	Accumulated Capital Gains/ (Losses)	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
Engine No. 1 Transform 500 ETF	$561,825	$-	$(4,289,411)	$(48,676,826)	$(52,404,412)
Engine No. 1 Transform Climate ETF	$21,855	$-	$(8,767,541)	$1,155,787	$(7,589,899)

At October 31, 2022, the effect of permanent book/tax reclassifications primarily related to in-kind transactions resulted in increase/ (decrease) to the components of net assets as follows:

Fund	Total Distributable Earnings	Paid-in Capital
Engine No. 1 Transform 500 ETF	$(5,510,129)	$5,510,129
Engine No. 1 Transform Climate ETF	$(8,077,714)	$8,077,714

The tax character of distributions paid during the years/periods indicated was as follows:

	Year/Period Ended October 31, 2022		Period Ended October 31, 2021
	Ordinary	Long-Term	Ordinary	Long-Term
Fund	Income*	Capital Gain	Income*	Capital Gain
Engine No. 1 Transform 500 ETF	$4,132,626	$-	$467,032	$-
Engine No. 1 Transform Climate ETF	$549,932	$-	$-	$-

*	For tax purposes short-term capital gain distributions are considered ordinary income distributions.

Notes to Financial Statements (continued) October 31, 2022

At October 31, 2022, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Total Amount
Engine No. 1 Transform 500 ETF	$3,664,706	$624,705	$4,289,411
Engine No. 1 Transform Climate ETF	$8,767,541	$-	$8,767,541

7. Related Parties

At October 31, 2022, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

8. Indemnification Obligations

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

9. Investment Risks

Principal Investment Risks: Shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to certain risks, including those noted below and in the Funds’ prospectuses, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

Active Management Risk. The Transform Climate ETF is actively managed, which means that investment decisions are made based on the Adviser’s investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand changes related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies in this sector tend to rely to a significant extent on government demand for their products and services.

Infectious Illness Risk. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus has resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, cancellations, supply chain disruptions, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic impacts. Certain markets have experienced temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. These events will have an impact on the Funds and their investments and could impact each Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to each Fund’s NAV. Other infectious illness outbreaks in the future may result in similar impacts.

Notes to Financial Statements (concluded) October 31, 2022

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

10. Recent Accounting Pronouncements

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

11. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Engine No. 1 Transform 500 ETF and Engine No. 1 Transform Climate ETF and Board of Trustees of Engine No. 1 ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Engine No. 1 Transform 500 ETF and Engine No. 1 Transform Climate ETF (the “Funds”), each a series of Engine No. 1 ETF Trust, as of October 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Engine No. 1 Transform 500 ETF	For the year ended October 31, 2022	For the year ended October 31, 2022 and for the period from June 22, 2021 (commencement of operations) through October 31, 2021

Engine No.1 Transform Climate ETF	For the period from February 2, 2022 (commencement of operations) through October 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

December 21, 2022

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The Engine No. 1 ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Funds’ website at etf.engine1.com.

Proxy Voting Policies and Procedures. A description of Fund Management at Engine No.1 LLC’s proxy voting policies and procedures, which are applicable to the funds in the Engine No. 1 ETF Trust, is available on the Funds’ website at etf.engine1.com and on the SEC’s website at www.sec.gov.

Proxy Voting Record. The Engine No. 1 ETF Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds are available by writing to the Administrator at 50 Post Office Square, Boston, MA 02110. The Funds’ Form N-PX will also be available on the SEC’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the funds in Engine No. 1 ETF Trust and such funds’ net asset value can be found on our website, etf.engine1.com.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

Tax Information

Form 1099-DIV and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors. The Funds designate the following amounts or, if subsequently determined to be different, the maximum allowable for its year/period ended October 31, 2022.

	Qualified	Dividends
	Dividend	Received
	Income*	Deduction*
Engine No. 1 Transform 500 ETF	98.42%	94.76%
Engine No. 1 Transform Climate ETF	100.00%	100.00%

*	The above percentage is based on ordinary income dividends paid to shareholders during each Fund’s fiscal year/period.

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a written liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved the designation of the Liquidity Program Administrator (“LPA”), a committee comprised of senior representatives of the adviser, Fund Management at Engine No. 1 LLC, and officers of the Funds, to oversee the implementation and monitoring of the Program. To assist in carrying out its responsibilities under the Program, on behalf of the Funds, a third party has been retained to perform certain functions, including providing market data and liquidity classification information.

Each of the Funds qualifies as an “In-Kind ETF” under the Liquidity Rule and the Program, which means that it meets redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publishes its portfolio holdings daily. As In-Kind ETFs, the Funds are exempt from certain Liquidity Rule requirements, including classification of portfolio holdings and the requirement to establish a highly liquid investment minimum.

Consistent with the Liquidity Rule, the Program includes provisions that require, no less frequently than annually, assessments of the Funds’ liquidity risks, including a review of specific factors set forth in the Program as applicable to each Fund. In addition, the Program includes provisions designed to comply with the Liquidity Rule’s limitation on investments in “illiquid investments” (as defined in the Liquidity Rule) to no more than 15% of a Fund’s net assets as well as provisions regarding the maintenance and monitoring of In-Kind ETF status and periodic reporting to the Funds’ Board.

At a meeting of the Board of Trustees on June 10, 2022, the LPA provided a written report (the “Report”) to the Board as required by the Liquidity Rule addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from June 22, 2021 through April 30, 2022 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, and a discussion of the annual assessment of each Fund’s liquidity risk, including a review, as applicable, of the Funds’ investment strategies and liquidity of portfolio investments, the effects of short-term and long-term cash flows, holdings of cash and cash equivalents, the efficiency of the arbitrage function and the level of active participation by Authorized Participants and its relationship to each Fund’s liquidity, the effect of pricing/spreads and basket assets on each Fund’s liquidity, and the effect that historical redemptions and market volatility have had on the liquidity of each Fund during the Reporting Period.

The Report concluded that during the Reporting Period: (1) there were no material changes to the Program, (2) there were no significant liquidity events impacting any Fund, and (3) that it is the LPA’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule. The Report further concluded that each Fund qualified as an In-Kind ETF during the Reporting Period and, given the intention to continue to meet redemptions only through in-kind transfers of securities, each Fund will continue to be classified as an In-Kind ETF. The Report also concluded that each Fund’s investment strategy continues to be appropriate for an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

Board of Trustees and Executive Officers (Unaudited)

Trustees and Executive Officers. Information about the Trustees and Executive Officers of the Trust as of October 31, 2022, including their business addresses, ages and principal occupations during the past five years, and other directorships of publicly traded companies or funds, is set forth in the table below. Each Trustee serves until resignation, death, retirement or removal. The address for each Trustee is c/o Fund Management at Engine No. 1 LLC, 710 Sansome Street, San Francisco, CA 94111.

Independent Trustees

Name and Year of Birth	Position(s) Held with Trust	Year Appointed or Elected To Board	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held by Trustee
Jack Gee, 1959	Trustee	Since 2021	Retired. Managing Director and Chief Financial Officer and Treasurer, U.S. iShares at Blackrock (2004 to 2019).	2

Trustee, AIM ETF Products Trust, Trustee to Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust (2022-present); Trustee, Esoterica Thematic Trust (2019-2020).

Elaine Orr, 1966	Trustee	Since 2021	Director, Investments at Silicon Valley Community Foundation (2014-2016); Director, Global Business Development, Morningstar Investment Management (2012-2014).	2	Trustee, Board of Trustees for Federated City Employees Retirement System, for the City of San Jose, CA (2018-present).

Scott Ebner*, 1974	Trustee	Since 2021	Senior Managing Director, State Street Global Advisors (2010-2021).	2

Trustee, State Street Global Advisors Trust Company (2019-2020); Trustee, SSGA Cayman (2016-2020); Trustee, WindWise Global Defensive Long Short Equity Fund, Ltd.(2019-2020); Trustee, WindWise Seeding Fund SPC, Ltd.(2016-2020).

Interested Trustee

Name and Year of Birth	Position(s) Held with Trust	Year Appointed or Elected to Board	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held by Trustee
Jennifer Grancio, 1971	Chair of the Board	Since 2020	Chief Executive Officer at Engine No. 1 (2020-present); Managing Director and various roles at Blackrock (1999-2018).	2	Board Member, MannKind Corporation (2020-present); Board Member, Harvest Savings & Wealth Technologies (2020- present); Board Member, Ethic (2019-present).

The Board has an Audit Committee consisting solely of three (3) Trustees who are Independent Trustees. Jack Gee, an Independent Trustee, serves as the Chair of the Audit Committee and has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended.

Board of Trustees and Executive Officers (Unaudited) (concluded)

Officer Information

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Jennifer Grancio, 1971	President and Principal Executive Officer	Since 2020	Chief Executive Officer at Engine No. 1 (2020-present); Managing Director and various roles at Blackrock (1999-2018).

Joshua G. Hunter**, 1981	Chief Financial Officer and Treasurer	Since 2021	Fund Principal Financial Officer, Foreside Fund Officer Services, LLC (d/b/a ACA Group) (2015-present); Vice President/ Assistant Vice President, Treasury Services, JPMorgan Chase & Co.(2008-2015).

Nancy Tyminski**, 1962	Chief Compliance and Anti-Money Laundering Officer	Since 2021

Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (d/b/a ACA Group) (2019-present); Senior Due Diligence Officer, Foreside Financial Group, LLC (2015-2019); Deputy Chief Compliance Officer, PNC Funds, PNC Bank, N.A.(2011-2015)

Jason LaMacchia, 1974	Secretary	Since 2021

Director, ETF Product Management, Engine No. 1 (2021-present); Business Consultant, JEL Consulting (2015-present); Head of Relationship Management, ForUsAll (2019-2021); Vice President, AssetMark (2017-2018); Director and Principal, Blackrock (2004-2015).

Yasmin Dahya Bilger, 1985	Vice President	Since 2021	Managing Director at Engine No. 1 (2021-present); Executive Director and various roles at JPMorgan Chase & Co.(2007-2021).

*	Effective November 18, 2022, Mr. Ebner is no longer a Trustee of the Trust.
**	Mr.Hunter and Ms.Tyminski serve as officers to other unaffiliated funds for which the Distributor (or its affiliates) acts as distributor (or provider of other services).

General Information (Unaudited)

Investment Adviser

Fund Management at Engine No. 1 LLC

710 Sansome Street

San Francisco, CA 94111

Administrator, Custodian, Transfer Agent and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Financial Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 N. Water Street, Suite 830

Milwaukee, WI 53202

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

ENGINE NO.1 | TRANSFORM ETFs

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' risks, objectives, fees and expenses, experience of their management, and other information.

Fund Management at Engine No. 1 LLC | 710 Sansome Street San Francisco, CA 94111 |
etf@engine1.com | etf.engine1.com

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

As of the period ended October 31, 2022 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Jack Gee possesses the attributes identified in Instruction (b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Gee as the Registrant’s audit committee financial expert. Mr. Gee is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following fees paid to Cohen & Company, Ltd., the Registrant’s principal accounting firm, are for services rendered for the fiscal year ended October 31, 2022.

(a)

Audit Fees

The aggregate fees billed for the fiscal years ended October 31, 2022, and October 31, 2021, for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $29,000 and $14,000, respectively.

(b)

Audit Related Fees

The aggregate fees billed for the fiscal years ended October 31, 2022, and October 31, 2021, for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $0 and $4,000, respectively.

(c)

Tax Fees

The aggregate fees billed for the fiscal years ended October 31, 2022, and October 31, 2021, for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $6,000 and $3,000, respectively. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed for the fiscal years ended October 31, 2022, and October 31, 2021, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0 and $0, respectively.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0% for the fiscal years ended October 31, 2021 and October 31, 2022, respectively.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $6,000 for the period ending October 31, 2022 and $3,000 for the period ending October 31, 2021.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Jack Gee and Elaine Orr are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)

Code of Ethics applicable to Principal Executive and Principal Financial Officers of Registrant pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(1) to this Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Engine No. 1 ETF Trust

By: (Signature and Title)

/s/ Jennifer Grancio
Jennifer Grancio
Title:	President (Principal Executive Officer)
Date:	December 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jennifer Grancio
Jennifer Grancio
Title:	President (Principal Executive Officer)
Date:	December 23, 2022

By: (Signature and Title)

/s/ Joshua Hunter
Joshua Hunter
Title:	Treasurer (Principal Financial Officer)
Date:	December 23, 2022